Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets:
Schedule of accounts receivable - net

	December 31,
	2024		2025
Clients	Ps.	3,163,614	Ps.	2,888,148
Less: impairment estimate		(359,273)		(325,839)
Total accounts receivables	Ps.	2,804,341	Ps.	2,562,309

Schedule of maturity analysis of past due accounts receivable and movements in impairment provision

Estimate for impairment at January 1, 2024	Ps.	336,223
Mexico’s increase estimate		2,542
Aerostar’s increase estimate		24,228
Aerostar’s application estimate		(16,936)
Effect of foreign currency translation Aerostar		5,457
Airplan’s increase estimate		6,967
Effect of foreign currency translation Airplan		792
Estimate for impairment at December 31, 2024	Ps.	359,273
Mexico’s increase estimate	Ps.	66
Aerostar’s increase estimate		(2,387)
Cancelation of Aerostar’s estimate		(1,341)
Effect of foreign currency translation Aerostar		(5,176)
Airplan’s increase		4,670
Cancelation of Airplan’s estimate		(29,970)
Effect of foreign currency translation Airplan		704
Estimate for impairment at December 31, 2025	Ps.	325,839

Schedule of provision for losses

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2024
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	1.75%	7.29%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90 days		91 to 180 days		181 to 365 days		than 365 days		12/31/2024
At December 31, 2024
Mexico’s accounts receivables	Ps.	2,304,659	Ps.	82,081	Ps.	5,912	Ps.	16	Ps.	239,498
Mexico’s estimate impairment				1,642		1,135		16		239,498	Ps.	242,290
Aerostar’s account receivables		260,709		31,700		14,660		331		1,370
Aerostar’s estimate impairment		32,003		2,456		6,241		290		1,370		42,360
Airplan’s accounts receivables		125,605		30,293		317		—		66,463
Airplan’s estimate impairment		5,492		2,351		317		—		66,463		74,623
Total estimate											Ps.	359,273

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2025
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	1.75%	7.29%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to		1 to 90		91 to 180		181 to 365		More		Total estimate
	expire		days		days		days		than 365 days		12/31/2025
At December 31, 2025
Mexico’s accounts receivables	Ps.	2,084,179	Ps.	9,650	Ps.	156	Ps.	—	Ps.	242,130
Mexico’s estimate impairment		—		193		30		—		242,133	Ps.	242,356
Aerostar’s account receivables		278,932		34,974		2,076		31		—
Aerostar’s estimate impairment		30,511		2,011		907		27		—		33,456
Airplan’s accounts receivables		106,198		9,587		433		—		39,105
Airplan’s estimate impairment		9,444		1,045		433		—		39,105		50,027
ASUR Airports’s accounts receivables		80,701
Total estimate											Ps.	325,839